10-Q ACQUISTITIONS AND INVESTMENTS - MCU Philippines, Inc (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Equity loss in affiliates	$ 266,903		$ 2,049,070	$ 2,131
M C U Philippines Inc
Business Acquisition [Line Items]
Equity loss in affiliates	4,385	$ 23,940		364
Impairment of secured loans	1,628,913
M C U Philippines Inc
Business Acquisition [Line Items]
Notes Receivable, Related Parties, Noncurrent, Net			2,000,000
Recognition of amortization	30,072	$ 20,267	107,239	$ 5,074
Equity loss in affiliates			$ (13,838)
Fully impaired investments	$ 494,884